Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Expenses By Nature Administrative Expenses [abstract]
Summary of Expenses by Nature and Function
The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Fees and Remunerations for Services	(41,753,962)	(47,573,699)	(36,155,493)
Directors’ and Syndics’ Fees	(7,292,487)	(7,821,489)	(4,782,094)
Advertising and Marketing	(28,829,250)	(26,798,356)	(28,248,152)
Taxes	(177,791,861)	(148,074,250)	(141,971,132)
Maintenance and Repairs of Assets and Systems	(85,176,162)	(87,569,057)	(98,229,904)
Electricity and Communications	(27,570,562)	(29,157,836)	(35,171,073)
Representation and Travel Expenses	(1,630,580)	(1,462,612)	(825,910)
Stationery and Office Supplies	(2,803,285)	(2,074,330)	(2,394,385)
Rentals	(1,274,727)	(2,221,453)	(5,930,210)
Administrative Services under Contract	(106,689,745)	(102,794,420)	(93,485,007)
Security	(14,131,469)	(13,366,510)	(14,170,701)
Insurance	(4,248,691)	(5,050,570)	(5,861,782)
Armored Transportation Services	(36,458,570)	(35,072,710)	(34,715,590)
Others	(59,464,767)	(54,165,830)	(48,252,320)
Total	(595,116,118)	(563,203,122)	(550,193,753)